Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 46,346	¥ 38,808
Reserve funds requires to be maintained by MHFG Group	1,617	1,507
Fair value collateral received that can be sold or repledged	13,882	20,663
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 12,583	¥ 18,824